RIGHT OF USE ASSETS (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
IfrsStatementLineItems [Line Items]
Additions to right of use assets		$ 740,355
Land [member]
IfrsStatementLineItems [Line Items]
Additions to right of use assets		418,001
Land [member] | Lease One [member]
IfrsStatementLineItems [Line Items]
Additions to right of use assets		$ 418,001
Lease expiration date		December 31, 2024
Buildings [member]
IfrsStatementLineItems [Line Items]
Additions to right of use assets		$ 322,354
Buildings [member] | Lease Two [member]
IfrsStatementLineItems [Line Items]
Additions to right of use assets		$ 322,354
Lease expiration date		September 30, 2028
Lease one facilities [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	December 31, 2024
Lease two facilities [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	May 31, 2026
Lease three facilities [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	January 31, 2027
Lease four facilities [member]
IfrsStatementLineItems [Line Items]
Lease expiration date	September 30, 2028